INTANGIBLE ASSETS	9 Months Ended
Sep. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 4 – INTANGIBLE ASSETS

The Company’s identifiable intangible assets, other than goodwill, consists of customer relationships and the ATOS Platform.

The ATOS platform:

•	creates an automated marketplace of advertisers and publishers on digital media outlets to host online auctions to facilitate the sale of ad time slots (known as digital real estate) targeted at users while engaged on their connected TV, computer, or mobile device, and

•	gives advertisers the capability to understand and interact with their audiences and engage them in a meaningful way by the using ads in both image and video formats (known as rich media) to increase their customer base and foot traffic to their physical locations.

The Company’s intangible asset balances, including accumulated amortization, are as follows:

	Useful Lives	September 30, 2022	December 31, 2021

Customer relationships	5 years	$3,003,676	$3,003,676
Less accumulated amortization		(2,207,208)	(1,756,657)
Net carrying value		$796,468	$1,247,019

The ATOS platform was determined to be fully impaired as of December 31, 2021. During the nine months ended September 30, 2022, the Company recognized $450,551 of amortization expense related to the intangible assets which is included in general and administrative expenses on the condensed consolidated statements of operations.

Future amortization, for the years ending December 31, is as follows:

2022 (balance of 2022)	$150,184
2023	600,735
2024	45,549
Total	$796,468